Schedule of Property and Equipment Net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and Equipment, net	$ 1,223,100	$ 11,923
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property	102,006	93,205
Less: accumulated depreciation	(88,318)	(81,282)
Property and Equipment, net	13,688	11,923
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property	90,129
Less: accumulated depreciation	(15,112)
Property and Equipment, net	75,017
Property [Member]
Property, Plant and Equipment [Line Items]
Property	1,138,461
Less: accumulated depreciation	(4,066)
Property and Equipment, net	$ 1,134,395